Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NaturalShrimp Inc
Entity Central Index Key	0001465470
Document Type	S-1
Document Period End Date	Sep. 30, 2018
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false